ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other liabilities

	As of	As of
	December 31,	June 30,
	2022	2023
	US$	US$

Advance from end users*	384	392
Deposit from customer**	1,302	2,110
Business tax and other taxes payable	228	117
Professional fees and services payable	1,762	1,196
Promotional events payables	370	396
Decoration and construction cost payable	670	112
Others	439	266

Total	5,155	4,589

* Advance from end users represents payments received by the Group in advance from the end users prior to the services to be provided.

** Deposit from customers represents payments received by the Group in advance from customers in the data center business.